Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	15.2	14.0
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	7.9	7.2
Other employee future benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	14.5	14.3